Shareholder Fees	Jul. 27, 2026 USD ($)
T. Rowe Price Floating Rate Fund-Investor Class [Member]
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price Floating Rate Fund-I Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Floating Rate Fund-Advisor Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Floating Rate Fund-Z Class [Member]
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.